Property and Equipment (Schedule of Property and Equipment) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2014	Jun. 30, 2013
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,559,141		$ 2,881,578
Less accumulated depreciation	(737,748)		(443,871)
Property and equipment, net	2,821,393	2,930,600	2,437,707
Land [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	712		712
Building Improvements [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	64,734		50,106
Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	15 years
Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	20 years
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	5,722		4,278
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	3 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	7 years
Computer Hardware [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	16,674		14,155
Computer Hardware [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	3 years
Computer Hardware [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	9,345		7,623
Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	3 years
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	94,892		59,217
Machinery and Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years
Machinery and Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	7 years
Fiber Optic Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	583,697		485,782
Fiber Optic Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	8 years
Circuit Switch Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	11,817		11,173
Circuit Switch Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	10 years
Packet Switch Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	62,844		41,133
Packet Switch Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	5 years
Fiber Optic Network [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	2,449,831		1,958,231
Fiber Optic Network [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	15 years
Fiber Optic Network [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful life in years	20 years
Construction in Progress [Member]
Property, Plant and Equipment [Line Items]
Property and equipment, gross	258,873		$ 249,168